Borrowings - Summary of Non-convertible Debentures Issued by the Group (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 165,923	$ 2,269	₨ 163,874
9.20% due February 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	20,000	273	20,000
9.20% due December 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	7,487	102	7,480
8.75% due June 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	12,690	174	12,682
7.5% due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	4,927	67	0
8.90% due December 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	8,991	123	8,978
8.75% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	34	2,500
5.35% due September 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	35,163	481	0
9.18% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	10,000	137	10,000
9.27% due July 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	9,999	137	9,995
8.50% due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	16,500	226	16,496
8.75% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	2,500	34	2,500
8.50% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	23,500	321	23,493
8.55% due April 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	10,000	137	10,000
0% due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures	₨ 1,666	$ 23	0
9.00% due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			1,500
8.25% due September 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			4,250
7.85% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			5,000
9.45% due August 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			20,000
7.90% due July 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			3,000
8.70% due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures			₨ 6,000